AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 10, 2003

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number: 811-07585
                                                      ---------

                                    WWW FUNDS
               (Exact name of registrant as specified in charter)


               131 PROSPEROUS PLACE, SUITE 17, LEXINGTON, KY 40509
               ---------------------------------------------------
                    (Address of principal offices) (Zip code)


                                Lawrence S. York
               131 PROSPEROUS PLACE, SUITE 17, LEXINGTON, KY 40509
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 859-263-2204

Date of fiscal year end:  JUNE 30, 2003
                          ---------------------

Date of reporting period:      JUNE 30, 2003
                           -------------------------

ITEM 1. REPORT TO STOCKHOLDERS.






                                 [LOGO OMITTED]



                                 THE WWW FUNDS








ANNUAL REPORT
JUNE 30, 2003

HOW TO CONTACT THE WWW FUNDS
--------------------------------------------------------------------------------

By mail:
The WWW Funds
P.O. Box 25910
Lexington, KY 40524-5910

By phone:
1-888-999-8331

By email:
advisor@thewwwfunds.com

Website:
www.thewwwfunds.com

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless preceded or accompanied by the current prospectus.



CONTENTS

Letter to the Shareholders ................................................    1

Financial Statements ......................................................    4

Financial Highlights ......................................................    8

WWW Internet Fund Schedule of Investments .................................   12

Growth Flex Fund Schedule of Investments ..................................   15

Market Opportunities Fund Schedule of Investments .........................   20

Notes to Financial Statements .............................................   22

Independent Accountants' Report ...........................................   29

Trustees and Officers .....................................................   30

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

Since we reported one year ago, the major market indices have rebounded from their lows. Yet, as of our current fiscal year ending June 30, 2003, these indices still had not posted positive returns in more than three years. By contrast, the Internet indices moved up sharply during our fiscal year on better business prospects and, undoubtedly, due to being oversold. While the first three quarters of our fiscal year (June 2002 to March 2003) had the markets preoccupied with the war in Iraq, unemployment, and a slowing US economy, the fourth quarter gave rise to optimism that an economic recovery may now be inevitable. As many economists point out, US productivity levels have risen while the lower dollar has positioned American goods and services with a price advantage. Moreover, the Bush tax reduction package that cut taxes on corporate dividends is said to be expected to infuse extra cash into the economy and provide additional stimulus. Now, midway into the third quarter 2003, the stock market seems poised for further gains.

Looking at the last fiscal year (June 28, 2002 to June 30, 2003) and year-to-date numbers through the second quarter 2003, the indices compare as follows:

                          YEAR 6/28/02 TO 6/30/03           YEAR-TO-DATE 6/30/03

     Dow Jones Index             - 2.8%                           + 7.7%
     S&P500 Index                - 1.6%                           +10.8%
     NASDAQ Composite            - 6.1%                           + 8.5%
     IIX Internet Index(1)       +36.1%                           +34.5%
     DOT Internet Index(2)       +26.9%                           +42.3%

     WWIFX CLASS Y               +25.8%                           +41.8%

Source: Bloomberg. Class Y shares of The WWW Internet Fund are sold with no sales charge. (1)The IIX Internet Index is a 45-stock index consisting of Internet technology companies concentrated towards large-cap issues in its top six holdings with diverse holdings in medium and small companies. (2)The DOT or Street.com Internet Index is a 20-stock Internet technology index that is fairly equally weighed.

The WWW Internet Fund performed similarly to the Street.com Internet Index for the full fiscal year, but it lagged behind the IIX Internet Index during the first half, thanks largely to the IIX's greater large-cap stock weightings. Year-to-date as of June 30, 2003, both the WWW Internet Fund and the Street.com Internet Index outperformed the IIX as well as the broad stock market indices. The WWW Internet Fund's performance was initially held back by the lack of market participation by adolescent and midlife companies (small- and mid-cap holdings) in the first six months. In the second half of the fiscal year, the opposite was true, and the WWW Internet Fund's performance was significantly boosted by a market cap rotation within the Internet and technology sectors. Stocks that made the largest contribution to our performance were Amazon, Charter Communications, Finisar, Interactive Corp (formerly USA Networks), SafeNet, and Yahoo. Stocks that underperformed were mature companies such as Applied Materials, Microsoft, Liberty Media, Peoplesoft, and Charles Schwab. The strong second-half improvement in our results was largely due to investors returning to leading Internet stocks that had become oversold. Also contributing was a generally more bullish market sentiment following the end of major conflict in Iraq and the implementation of the Bush Administration's pro-growth stimulus policies.

--------------------------------------------------------------------------------

During the past year, we have strategically evaluated our business and taken decisive steps intended to grow into a family of funds while creating a new, identifiable brand. Our first step was to make two new funds available to shareholders. We thought it was important to provide shareholders with additional investment options for their money. So we added the Growth Flex Fund to seek long-term growth while generating income. Growth Flex emphasizes a "total return" style of investing and uses asset allocation to move money into stocks, bonds, or cash depending on business and economic conditions. The other fund added is our Market Opportunities Fund. It seeks to provide shareholders with capital appreciation over the long term while striving to protect capital against loss. Market Opportunities utilizes long and short positions as well as leveraging and hedging techniques while looking for profit opportunities wherever they may exist.

Our second step was to begin the "rebranding" process of our fund family. Thus, concurrent with our next report, The WWW Funds will become "IPC Funds," effective with our prospectus filing in October. WWW Advisors will continue to manage the funds, but its name will change as well. Going forward, we hope to build and grow the IPC Funds brand and add additional fund choices.

Another recent change was to add various share classes (Classes A, B, C, and Y) to make our funds available to fee-based advisors and registered representatives of NASD broker dealers. We believe that we will gain greater distribution of shares by making them available in this "dealer" channel. We expect this will benefit shareholders by increasing our assets and lowering fund expenses. Finally, we took the additional step to make the First American Money Market Fund available to shareholders who may seek a "defensive place" for their money during future periods of great uncertainty. During the approximately two-month period of this fiscal year for which these new funds were operative, the Class Y shares of the Growth Flex Fund rose + 4.2 % while the Class Y shares of the Market Opportunities Fund rose + 4.5 %. The financial information contained inside this annual report details the performance of all share classes during the last year.

In summary, we have worked hard to manage through what has been an unprecedented decline in the financial markets. We believe our funds are performing well compared to the markets and our benchmarks. Having said that, we are growth managers and we expect to perform best in a growing economy. The financial markets appear to anticipate a return to growth. Should growth occur, we believe that the Internet and technology sectors should outperform most other sectors and that small- and mid-cap companies should do better than their large company competitors. We have taken important steps to position The WWW Funds for the future. The new funds we have added, together with the new First American Money Market account option, are demonstrative of our ongoing and responsive commitment to you, our shareholders.

If you have any questions about your current investments or any of The WWW Funds that have been added, please contact us at 1-888-263-2204 or visit our Website at www.thewwwfunds.com.

Thank you for your confidence, trust, and perseverance. We look forward to helping you reach your investment objectives in an economy that we expect to improve.

Sincerely,


/S/ LAWRENCE YORK
------------------
Lawrence York
Chairman & CIO

WWW INTERNET FUND CLASS Y SHARES PERFORMANCE
GROWTH OF A $10,000 INVESTMENT
FROM AUGUST 1, 1996 (*INCEPTION) TO JUNE 30, 2003


[graph omitted]


              AVERAGE ANNUAL TOTAL RETURN
              ---------------------------
   1 YEAR              5 YEAR          *SINCE INCEPTION
   25.60%             -10.14%             - 3.87%



                    S & P 500      $16,911
                    NASDAQ         $15,380
                    WWIFX          $ 7,610


It is not possible to invest directly in an index. All indices represented are unmanaged. All indices include reinvestment of dividends and interest income unless otherwise noted. The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance. The NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System which includes stocks traded only over-the-counter and not on an exchange.

Past performance is no guarantee of future results.

The line graph of the WWW Internet Fund represents the performance of the Class Y shares of the WWW Internet Fund. The performance of Class C shares of the WWW Internet Fund will be greater than or less than the line graph based on the differences in loads and fees paid by shareholders investing in the different classes. The sales charges and distribution fees applicable to each class of shares are described in the Notes to Financial Statements. The Fund's line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund's line graph and average annual total returns reflect applicable sales loads and the reinvestment of dividends and distributions. During certain of the periods shown, the Advisor reimbursed certain Fund expenses. If the Advisor had not made these reimbursements, Fund performance would have been lower.

No performance information for the Growth Flex Fund or the Market Opportunities Fund is provided because these Funds commenced operations on or after May 5, 2003.


FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
As of June 30, 2003
--------------------------------------------------------------------------------------------------

                                                                                        MARKET
                                                       WWW           GROWTH FLEX    OPPORTUNITIES
                                                   INTERNET FUND         FUND            FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investments in securities of unaffiliated
  issuers, at value (cost $8,814,546, $1,115,623
  and $613,733, respectively)                       $  9,554,471    $  1,148,118    $    611,018
Investments in securities of affiliated
  issuers, at value (cost $338,750)                      350,000            --              --
--------------------------------------------------------------------------------------------------
Total Investments in securities                        9,904,471       1,148,118         611,018
--------------------------------------------------------------------------------------------------
Deposits with brokers for securities sold short             --              --           154,034
Receivable from dividends and interest                       377           2,866              13
Receivable from securities sold                          259,842          48,192            --
Receivable from fund shares sold                             916           1,865            --
Receivable from affiliated fund                            8,377            --              --
Receivable from adviser                                     --             1,823           2,344
Other assets                                               6,154            --              --
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          10,180,137       1,202,864         767,409
--------------------------------------------------------------------------------------------------
LIABILITIES
Securities sold short, at fair value
  (proceeds $41,304)                                        --              --            45,010
Payable for securities purchased                         186,761          44,537           4,750
Payable for fund shares redeemed                           5,039            --              --
Payable for other accrued expenses                        66,132           1,714           2,391
Payable for investment advisory fees                      12,713           1,678             750
Payable for distribution fees                              4,239             851             384
Payable for administration fees                            6,758            --              --
Payable to affiliated fund                                  --             5,938           2,562
Payable to custodian bank                                  7,000            --              --
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        288,642          54,718          55,847
--------------------------------------------------------------------------------------------------
NET ASSETS                                          $  9,891,495    $  1,148,146    $    711,562
==================================================================================================
NET ASSETS CONSIST OF
Capital shares                                      $ 64,847,205    $  1,102,133    $    698,439
Net investment loss                                         --            (4,916)         (3,675)
Accumulated net realized gain (loss) from
  investment transactions                            (55,706,885)         18,434          23,219
Net unrealized appreciation (depreciation )              751,175          32,495          (6,421)
--------------------------------------------------------------------------------------------------
NET ASSETS                                          $  9,891,495    $  1,148,146    $    711,562
==================================================================================================
NET ASSET VALUE PER SHARE:
Each Class of each Fund is authorized to
  issue an indefinite number of shares of
  beneficial interest, par value $0.001 per
  share CLASS A - based on net assets of
  $0, $191,713 and $158,731, and shares
  outstanding of 0, 18,382 and 15,196,
  respectively                                      $       --      $      10.43    $      10.45
==================================================================================================
CLASS A - public offering price $0, $10.43 and
  $10.45 divided by .9425, .9425 and .94,
  respectively                                      $       --      $      11.07    $      11.12
==================================================================================================
CLASS C  - based on net assets of $2,134, $15,944
  and $21,470, and shares outstanding of
  405, 1,530 and 2,056, respectively                $       5.27    $      10.42    $      10.44
==================================================================================================
CLASS Y  - based on net assets of $9,889,361,
  $940,489 and $531,361, and shares outstanding
  of 1,882,518, 90,182 and 50,865, respectively     $       5.25    $      10.43    $      10.45
==================================================================================================




See notes to financial statements


STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------------------
                                                                               MARKET
                                                WWW          GROWTH FLEX    OPPORTUNITIES
                                            INTERNET FUND       FUND            FUND

                                            FOR THE YEAR    FROM INCEPTION  FROM INCEPTION
                                                ENDED      (MAY 5, 2003)   (MAY 6, 2003)
                                               JUNE 30,          TO              TO
                                                 2003       JUNE 30, 2003  JUNE 30, 2003
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                    $    22,861    $     2,167    $       219
Interest                                           4,859          1,301             64
Other income                                       1,136             32             10
-------------------------------------------------------------------------------------------
Total investment income                           28,856          3,500            293
-------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                          55,627          1,678            751
Distribution fees-Class A                           --              135             95
Distribution fees-Class C                              1             24             18
Distribution fees-Class Y                         39,854            692            271
Administration fees                              213,969          4,242          1,801
Custody fees                                       8,688          1,538          2,193
Auditor fees                                      33,849            776            447
Legal fees                                        27,554            412            183
Trustees fees                                     22,502            396            175
Other expenses                                    40,541            346            378
-------------------------------------------------------------------------------------------
  Total gross expenses                           442,585         10,239          6,312
  Less expense reimbursement                        --           (1,823)        (2,344)
-------------------------------------------------------------------------------------------
Total net expenses                               442,585          8,416          3,968
-------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    (413,729)        (4,916)        (3,675)
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
Net realized gain (loss) from investment
  securities of unaffiliated issuers          (4,019,514)        18,434         43,189
Net realized gain (loss) from investment
  securities of affiliated issuers                 7,500           --             --
Net realized gain (loss) from closed short
  positions in securities                           --             --          (19,970)
Net change in unrealized appreciation
  (depreciation) on investments                6,376,054         32,495         (6,421)
-------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                               2,356,540         50,929         16,798
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                            $ 1,950,311    $    46,013    $    13,123
===========================================================================================

See notes to financial statements



STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                            MARKET
                                                                                       GROWTH FLEX       OPPORTUNITIES
                                                              WWW INTERNET FUND            FUND              FUND

                                                       FOR THE YEAR                    FROM INCEPTION    FROM INCEPTION
                                                           ENDED         FOR THE        (MAY 5, 2003)    (MAY 6, 2003)
                                                          JUNE 30,       YEAR ENDED           TO              TO
                                                            2003        JUNE 30, 2002    JUNE 30, 2003   JUNE 30, 2003
                                                       ------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                            $   (413,729)   $   (521,214)   $     (4,916)   $     (3,675)
Net realized gain (loss) from investment transactions     (4,012,014)    (14,661,988)         18,434          23,219
Net change in unrealized appreciation (depreciation)       6,376,054       1,144,664          32,495          (6,421)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      1,950,311     (14,038,538)         46,013          13,123
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from
     capital share transactions                             (789,911)     (2,714,345)      1,102,133         698,439
--------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      1,160,400     (16,752,883)      1,148,146         711,562
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                        8,731,095      25,483,978            --              --
--------------------------------------------------------------------------------------------------------------------------
End of period                                           $  9,891,495    $  8,731,095    $  1,148,146    $    711,562
==========================================================================================================================

See notes to financial statements





FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
WWW INTERNET FUND                    CLASS C                               CLASS Y
                                  FROM INCEPTION
                                  (JUNE 9, 2003)    FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                     THROUGH           ENDED             ENDED           ENDED            ENDED           ENDED
                                  JUNE 30, 2003     JUNE 30, 2003    JUNE 30, 2002    JUNE 30, 2001   JUNE 30, 2000   JUNE 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING
OF PERIOD                            $   5.18        $    4.18        $     10.21        $    36.63   $     22.64        $   10.95
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment gain (loss)              (0.02)           (0.22)             (0.25)            (0.49)        (0.52)           (0.37)
Net realized and unrealized
  gain (loss) on investments             0.11             1.29              (5.78)           (22.98)        14.91            12.39
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         0.09             1.07              (6.03)           (23.47)        14.39            12.02
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions                      --                --                 --               (2.95)        (0.40)           (0.33)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END
OF PERIOD                            $   5.27        $    5.25        $      4.18        $    10.21     $   36.63        $   22.64
===================================================================================================================================

TOTAL RETURN (2,3,4)                     1.74%           25.60%           (59.06%)           (67.19%)       63.56%          112.01%
===================================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
period (in thousands)                $      2        $   9,889        $     8,731        $   25,484     $ 102,226         $  33,318
Ratio of expenses to average
  net assets before expenses
  reimbursement(1)                       6.35%            5.55%              3.75%             2.42%         2.51%            3.65%
Ratio of expenses to average
  net assets after expenses
  reimbursement(1)                        N/A              N/A               3.47%             2.42%         2.49%            2.50%
Ratio of net investment loss
  to average net assets1                (5.99%)          (5.19%)            (3.63%)           (2.25%)       (2.13%)          (3.07%)
Ratio of net investment loss
  to average net assets net
  of reimbursement(1)                     N/A              N/A              (3.34%)           (2.25%)       (2.11%)          (1.90%)
Portfolio turnover rate                242.29%          242.29%            268.13%           501.71%       229.28%           48.03%


(1) Annualized for periods less than one year
(2) Not annualized for periods less than one year
(3) Based on net asset value per share
(4) Total return excludes the effect of sales charges

See notes to financial statements




FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------------------------------------

GROWTH FLEX FUND                                 CLASS A                CLASS C                CLASS Y
                                              FROM INCEPTION        FROM INCEPTION         FROM INCEPTION
                                               (MAY 5, 2003)         (MAY 5, 2003)           (MAY 5, 2003)
                                                  THROUGH               THROUGH                 THROUGH
                                               JUNE 30, 2003          JUNE 30, 2003           JUNE 30, 2003
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD            $    10.00              $   10.00              $    10.00
--------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                           (0.04)                 (0.05)                  (0.04)
Net realized and unrealized
  gain (loss) on investments                          0.47                   0.47                    0.47
--------------------------------------------------------------------------------------------------------------
Total from investment operations                      0.43                   0.42                    0.43
--------------------------------------------------------------------------------------------------------------
Less distributions                                 --                     --                      --
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $    10.43              $   10.42              $    10.43
==============================================================================================================

TOTAL RETURN (2,3,4)                                  4.30%                  4.20%                   4.30%
==============================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $     192               $      16              $      940
Ratio of expenses to average net assets
  before expenses reimbursement(1)                    6.10%                  6.60%                   6.10%
Ratio of expenses to average net assets
  after expenses reimbursement(1)                     5.01%                  5.51%                   5.01%
Ratio of net investment loss
  to average net assets(1)                           (4.01%)                (4.51%)                 (4.01%)
Ratio of net investment loss to average
  net assets net of reimbursement(1)                 (2.92%)                (3.42%)                 (2.92%)
Portfolio turnover rate                              23.49%                 23.49%                  23.49%

1 Annualized for periods less than one year
2 Not annualized for periods less than one year
3 Based on net asset value per share
4 Total return excludes the effect of sales charges

See notes to financial statements



FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
--------------------------------------------------------------------------------------------------------

MARKET OPPORTUNITIES FUND                         CLASS A              CLASS C             CLASS Y
                                             FROM INCEPTION        FROM INCEPTION       FROM INCEPTION
                                              (MAY 6, 2003)         (MAY 13, 2003)       (MAY 6, 2003)
                                                 THROUGH               THROUGH              THROUGH
                                              JUNE 30, 2003         JUNE 30, 2003        JUNE 30, 2003
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $    10.00            $     9.98            $    10.00
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                          (0.06)                (0.05)                (0.06)
Net realized and unrealized
  gain (loss) on investments                         0.51                  0.51                  0.51
--------------------------------------------------------------------------------------------------------
Total from investment operations                     0.45                  0.46                  0.45
--------------------------------------------------------------------------------------------------------
Less distributions                                --                    --                    --
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $    10.45            $    10.44            $    10.45
========================================================================================================

TOTAL RETURN 2 3 4                                   4.50%                 4.61%                 4.50%
========================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $    159               $       21            $      531
Ratio of expenses to average net assets
  before expenses reimbursement1                     8.36%                 8.86%                 8.36%
Ratio of expenses to average net assets
  after expenses reimbursement1                      5.25%                 5.75%                 5.25%
Ratio of net investment loss
  to average net assets1                            (7.98%)               (8.48%)               (7.98%)
Ratio of net investment loss to average
  net assets net of reimbursement1                  (4.87%)               (5.37%)               (4.87%)
Portfolio turnover rate                            497.88%               497.88%               497.88%

1 Annualized for periods less than one year
2 Not annualized for periods less than one year
3 Based on net asset value per share
4 Total return excludes the effect of sales charges

See notes to financial statements



WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------

COMMON STOCK                            99.06%

B2B/E-COMMERCE                           1.95%
Agile Software Corp /De **                                20,000         192,800

COLLECTION AGENCY                        2.53%
Collection Express Services Inc (1,2) **                   5,000         250,000

COMPUTERS-INTEGRATED SYS                 3.54%
Dell Inc **                                               11,000         350,240

COMPUTERS-MEMORY DEVICES                 1.40%
StorageNetworks Inc **                                   100,000         138,000

COMPUTERS-PERIPHER EQUIP                 2.86%
Lexmark International Inc **                               4,000         283,080

E-COMMERCE/PRODUCTS                     10.90%
1-800-FLOWERS.COM Inc-Cl A **                             15,000         125,850
Amazon.Com Inc **                                          9,000         326,880
Drugstore.Com Inc **                                      40,000         233,600
iHigh.Inc 1**                                              3,280         200,080
Stamps.com Inc **                                         40,000         192,000
                                                                      ----------
                                                                       1,078,410
E-COMMERCE/SERVICES                     15.40%
Homestore Inc **                                         250,000         430,000
InterActiveCorp **                                        13,000         511,290
Priceline.com Inc **                                       4,175          93,186
WebMD Corp **                                             45,000         489,150
                                                                      ----------
                                                                       1,523,626
E-MARKETING/INFO                         4.68%
DoubleClick Inc **                                        50,000         462,500

FINANCE-INVEST BNKR/BRKR                 7.40%
Ameritrade Holding Corp **                                30,000         222,000
E*TRADE Group Inc **                                      60,000         510,000
                                                                      ----------
                                                                         732,000

See notes to financial statements


                                       11






WWW INTERNET FUND--Continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
INTERNET CONTENT-INFO/NE                13.13%
Harris Interactive Inc **                                30,000          193,800
iVillage Inc **                                         300,000          444,000
Marketwatch.com Inc **                                   20,000          166,000
TheStreet.com Inc **                                    105,000          494,550
                                                                      ----------
                                                                       1,298,350
INTERNET SECURITY                        2.09%
Verisign Inc **                                          15,000          206,850

MEDIA                                    7.84%
AOL Time Warner Inc**                                    25,000          402,250
Charter Communications Inc-Cl A **                      100,000          373,000
                                                                      ----------
                                                                         775,250
SEMICONDUCTORS                           1.89%
Intel Corp                                                9,000          187,290

SOFTWARE                                 7.43%
BEA Systems Inc **                                       10,000          108,900
Microsoft Corp                                           10,000          256,400
Oracle Corp **                                           15,000          180,150
Siebel Systems Inc **                                    20,000          189,660
                                                                      ----------
                                                                         735,110
TELECOM EQ FIBER OPTICS                  4.14%
Ciena Corp **                                            20,000          103,400
Finisar Corp **                                         200,000          306,000
                                                                      ----------
                                                                         409,400

TELECOMMUNICATION EQUIP                  3.87%
AudioCodes Ltd **                                        50,000          233,000
Comverse Technology Inc **                               10,000          150,100
                                                                      ----------
                                                                         383,100
WEB PORTALS/ISP                          5.82%
hongkong.com Corp **                                    250,000           20,000
Yahoo! Inc **                                            17,000          555,900
                                                                      ----------
                                                                         575,900

See notes to financial statements

                                       12






WWW INTERNET FUND--Continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT                       2.19%
Qualcomm Inc                                              6,000          216,180
                                                                      ----------

TOTAL COMMON STOCKS
(Cost $8,697,261)                       99.06%                         9,798,086
--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED                   0.06%

COMMON STOCK            EXPIRE DATE      STRIKE PRICE
AOL Time Warner Inc       1/17/04          $30.00        20,000              500
Schwab (Charles) Corp     1/17/04          $15.00        20,000            4,500
Sprint Corp PCS Group     1/17/04          $25.00        20,000              500
Sun Microsystems Inc      1/17/04          $12.50        20,000              500
                                                                      ----------
(Cost $366,900)                                                            6,000
--------------------------------------------------------------------------------
LIMITED LIABILITY COMPANIES              1.01%
E-COMMERCE/SERVICES
Owens Direct LLC(1,2) ** (Cost $88,750)                     888          100,000
--------------------------------------------------------------------------------
MONEY MARKET FUNDS                       0.00%
First American Treasury Obiligation
Fund Cl S (Cost $385)                                       385              385
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES        100.13%
(COST $9,153,296)                                                      9,904,471
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS   (0.13%)                          (12,976)
--------------------------------------------------------------------------------
NET ASSETS                             100.00%                        $9,891,495
================================================================================

**Non-income producing securities
1 Illiquid securities
2 Affiliated issuer

See notes to financial statements



                                       13


GROWTH FLEX FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
COMMON STOCK                            73.70%

AEROSPACE/DEFENSE                        1.14%
Raytheon Co                                                 400           13,136

AGRICULTURE                              0.56%
Monsanto Co                                                 300            6,492

AUTO PARTS&EQUIPMENT                     0.42%
American Axle & Mfg Holdings Inc**                          200            4,780

BANKS                                    4.34%
BB&T Corporation                                            300           10,290
Keycorp                                                     500           12,635
PNC Financial Services Group                                300           14,643
US Bancorp                                                  500           12,250
                                                                      ----------
                                                                          49,818
BIOTECHNOLOGY                            4.05%
Amgen Inc **                                                400           26,376
Cell Genesys Inc **                                         500            4,405
Millennium Pharmaceuticals Inc **                         1,000           15,730
                                                                      ----------
                                                                          46,511
BUILDING MATERIALS                       0.32%
Vulcan Materials Co                                         100            3,707

CELLULAR TELECOM                         0.72%
A T & T Wireless Services Inc **                          1,000            8,210

CHEMICALS                                1.67%
Dow Chemical Co/The                                         400           12,384
Lyondell Chemical Co                                        500            6,765
                                                                      ----------
                                                                          19,149
COMPUTERS-INTEGRATED SYS                 4.63%
Dell Inc **                                               1,000           31,840
Hewlett-Packard Co                                        1,000           21,300
                                                                      ----------
                                                                          53,140

See notes to financial statements




                                       14





GROWTH FLEX FUND--CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES                 0.91%
EMC Corp/Massachusetts **                                 1,000           10,470

COMPUTERS-PERIPHER EQUIP                 1.85%
Lexmark International Inc **                                300           21,231

E-COMMERCE/PRODUCTS                      1.58%
Amazon.Com Inc **                                           500           18,160

E-COMMERCE/SERVICES                      4.37%
InterActiveCorp **                                        1,000           39,330
WebMD Corp **                                             1,000           10,870
                                                                      ----------
                                                                          50,200
ELECTRIC                                 1.00%
Centerpoint Energy Inc                                      500            4,075
Cinergy Corp                                                200            7,358
                                                                      ----------
                                                                          11,433
ENTERTAINMENT                            0.73%
Nevada Gold & Casinos Inc **                              1,000            8,330

FINANCE-INVEST BNKR/BRKR                 4.67%
Ameritrade Holding Corp **                                1,000            7,400
E*TRADE Group Inc **                                      1,500           12,750
Goldman Sachs Group Inc                                     400           33,500
                                                                      ----------
                                                                          53,650
FOOD                                     0.85%
Kraft Foods Inc-A                                           200            6,510
Wild Oats Markets Inc **                                    300            3,300
                                                                      ----------
                                                                           9,810
FOREST PRODUCTS&PAPER                    1.09%
International Paper Co                                      200            7,146
Weyerhaeuser Co                                             100            5,400
                                                                      ----------
                                                                          12,546

See notes to financial statements



                                       15


GROWTH FLEX FUND--CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
GAS                                      0.34%
Oneok Inc                                                   200            3,926

HEALTHCARE-PRODUCTS                      0.66%
Intuitive Surgical Inc **                                 1,000            7,590

INSURANCE                                1.14%
Chubb Corp                                                  100            6,000
Lincoln National Corp                                       200            7,126
                                                                      ----------
                                                                          13,126
INTERNET CONTENT-INFO/NE                 1.23%
TheStreet.com Inc **                                      3,000           14,130

MEDIA                                    5.23%
AOL Time Warner Inc **                                    1,000           16,090
Charter Communications Inc-Cl A **                        4,000           14,920
Comcast Corp-Special Cl A **                              1,000           28,990
                                                                      ----------
                                                                          60,000
METAL FABRICATE/HARDWARE                 0.30%
Timken Co                                                   200            3,502

MISCELLANEOUS MANUFACTURE                1.85%
Honeywell International Inc                                 500           13,425
Textron Inc                                                 200            7,804
                                                                      ----------
                                                                          21,229
OIL&GAS                                  5.27%
Anadarko Petroleum Corp                                     200            8,894
Devon Energy Corporation                                    200           10,680
EOG Resources Inc                                           200            8,368
Exxon Mobil Corp                                            300           10,773
Kerr-Mcgee Corp                                             200            8,960
Pengrowth Energy Trust                                    1,000           12,830
                                                                      ----------
                                                                          60,505
OIL&GAS SERVICES                         1.65%
BJ Services Co **                                           200            7,472
Halliburton Co                                              500           11,500
                                                                      ----------
                                                                          18,972


See notes to financial statements


                                       16


GROWTH FLEX FUND--CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS                          8.13%
Abbott Laboratories                                         200            8,752
Abgenix Inc **                                              500            5,225
Astrazeneca Plc-Spons Adr                                   200            8,154
Celgene Corp **                                             200            6,068
Gilead Sciences Inc **                                      450           24,998
Merck & Co Inc                                              100            6,055
Pfizer Inc                                                1,000           34,150
                                                                      ----------
                                                                          93,402
PIPELINES                                0.70%
El Paso Corp                                                500            4,040
Williams Cos Inc                                            500            3,950
                                                                      ----------
                                                                           7,990
RETAIL-APPAREL/SHOE                      0.55%
Chico's FAS Inc **                                          300            6,315

RETAIL-DISCOUNT                          1.13%
Target Corp                                                 200            7,568
Wal-Mart Stores Inc                                         100            5,367
                                                                      ----------
                                                                          12,935
RETAIL-MAJOR DEPT STORE                  0.58%
May Department Stores Co/The                                300            6,678

RETAIL-RESTAURANTS                       1.12%
Dave & Buster's Inc **                                      500            5,450
Starbucks Corp **                                           300            7,365
                                                                      ----------
                                                                          12,815
SEMICONDUCTORS                           0.91%
Intel Corp                                                  500           10,405

SOFTWARE                                 1.79%
Microsoft Corp                                              800           20,512

TELECOM EQ FIBER OPTICS                  0.27%
Finisar Corporation **                                    2,000            3,060


See notes to financial statements


                                       17




GROWTH FLEX FUND--CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                        SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIP                  0.57%
Tellabs Inc **                                            1,000            6,560

TELEPHONE-INTEGRATED                     1.85%
Level 3 Communications Inc **                             2,000           13,320
Verizon Communications Inc                                  200            7,890
                                                                      ----------
                                                                          21,210
WEB PORTALS/ISP                          2.85%
Yahoo! Inc **                                             1,000           32,700
                                                                      ----------

TOTAL COMMON STOCKS
(Cost $809,371)                                           73.02%         838,335
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS            5.28%
Anworth Mortgage Asset Corp                               2,000           30,840
Duke Realty Corp                                            200            5,510
Plum Creek Timber Co Inc                                    300            7,785
Simon Property Group Inc                                    200            7,806
United Dominion Realty Trust Inc                            500            8,610
                                                                      ----------
(Cost $51,831)                                                            60,551
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS             13.99%
U.S. Treasury 2% notes due 5/15/06                       40,000           40,447
U.S. Treasury 2.625% notes due 5/15/08                   40,000           40,384
U.S. Treasury 3.625% notes due 5/15/13                   40,000           40,338
U.S. Treasury 5.375% bonds due 2/15/31                   35,000           39,457
                                                                      ----------
(Cost $162,921)                                                          160,626
--------------------------------------------------------------------------------
SHORT-TERM NOTES                         3.22%
U.S. Treasury bills, 2.625% due 11/20/03
(Cost $39,894)                                           40,000           37,000
--------------------------------------------------------------------------------
UNSECURED NOTE                           4.35%
LIMITED LIABILITY COMPANIES
Owens Direct LLC, 10% due 5/31/05(1)
(Cost $50,000)                                           50,000           50,000
--------------------------------------------------------------------------------
MONEY MARKET FUNDS                       0.14%
First American Treasury Obiligation
Fund Cl S (Cost $1,606)                                   1,606            1,606
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES        100.00%
(COST $1,115,623)                                                      1,148,118
--------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES                      0.00%              28
--------------------------------------------------------------------------------
NET ASSETS                                               100.00%      $1,148,146
================================================================================


 ** Non-income producing securities
(1) Illiquid securities


See notes to financial statements


                                       18





MARKET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
COMMON STOCK                            82.45%

COMPUTERS-MEMORY DEVICES                 3.88%
StorageNetworks Inc **                                   20,000         $ 27,600

E-COMMERCE/PRODUCTS                     10.62%
1-800-FLOWERS.COM Inc-Cl A **                             1,000            8,390
Amazon.Com Inc **                                         1,000           36,320
Drugstore.Com Inc **                                      2,000           11,680
Stamps.com Inc **                                         4,000           19,200
                                                                      ----------
                                                                          75,590
E-COMMERCE/SERVICES                     19.61%
Homestore Inc **                                         20,000           34,400
InterActiveCorp **                                        1,000           39,330
Priceline.com Inc **                                      1,000           22,320
WebMD Corp **                                             4,000           43,480
                                                                      ----------
                                                                         139,530
ENTERTAINMENT                            2.34%
Nevada Gold & Casinos Inc **                              2,000           16,660

FINANCE-INVEST BNKR/BRKR                 4.47%
Ameritrade Holding Corp **                                2,000           14,800
E*TRADE Group Inc **                                      2,000           17,000
                                                                      ----------
                                                                          31,800
INTERNET CONTENT-INFO/NE                15.84%
Harris Interactive Inc **                                 3,000           19,380
iVillage Inc **                                          20,000           29,600
Marketwatch.com Inc **                                    2,000           16,600
TheStreet.com Inc **                                     10,000           47,100
                                                                      ----------
                                                                         112,680
INTERNET SECURITY                        0.68%
SonicWALL Inc **                                          1,000            4,850

See notes to financial statements



                                       19


MARKET OPPORTUNITIES FUND--CONTINUED
SCHEDULE OF INVESTMENTS IN SECURITIES
As of June 30, 2003
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                         VALUE            VALUE
--------------------------------------------------------------------------------
INTERNET TELEPHONY                       3.67%
ITXC Corp **                                             10,000           26,100

MEDIA                                    5.57%
AOL Time Warner Inc **                                    2,000           32,180
Charter Communications Inc-Cl A **                        2,000            7,460
                                                                      ----------
                                                                          39,640
OIL&GAS                                  0.58%
Daugherty Resources Inc **                                1,000            4,150

TELECOM EQ FIBER OPTICS                  6.48%
Ciena Corp **                                             3,000           15,510
Finisar Corp **                                          20,000           30,600
                                                                      ----------
                                                                          46,110
TELEPHONE-INTEGRATED                     1.87%
Level 3 Communications Inc **                             2,000           13,320

WEB PORTALS/ISP                          6.84%
Earthlink Inc **                                          2,000           15,960
Yahoo! Inc **                                             1,000           32,700
                                                                      ----------
                                                                          48,660

TOTAL COMMON STOCKS
(Cost $589,405)                         82.45%                           586,690
--------------------------------------------------------------------------------
MONEY MARKET FUNDS                       3.42%
First American Treasury Obiligation
Fund Cl S (Cost $24,328)                                 24,328           24,328
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $613,733)                         85.87%                           611,018
--------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES   14.13%                           100,544
--------------------------------------------------------------------------------
NET ASSETS                             100.00%                          $711,562
================================================================================
**Non-income producing securities

 See notes to financial statements


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION
The WWW Funds (the "Trust") comprising the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund (the "Funds") was organized as an Ohio business trust, on April 23, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The WWW Internet Fund and the Growth Flex Fund are diversified funds. The Market Opportunities Fund is a non-diversified fund. Each Fund is authorized to issue an indefinite number of shares of beneficial interest, par value $0.001 per share. The WWW Internet Fund was formed to achieve the investment objective of long-term growth through capital appreciation. The Growth Flex Fund was formed to achieve the investment objective of long-term growth while generating current income. The Market Opportunities Fund was formed to achieve the investment objective of capital appreciation over the long-term while seeking to protect capital against loss. The WWW Internet Fund commenced operations on August 1, 1996 and seeks to achieve its goal by investing primarily, under normal conditions, at least 80% of its assets in common stock of domestic companies that are designing, developing or manufacturing hardware or software products or services related to the Internet. The Growth Flex Fund commenced operations on May 5, 2003 and seeks to achieve its goal by investing primarily, under normal conditions, in three main asset classes: stocks, bonds, and cash and cash equivalents. The Market Opportunities Fund commenced operations on May 6, 2003 and seeks to achieve its goal by investing in long and short positions of equity and debt securities of companies that are publicly traded or listed on a US exchange or the OTC market. The Market Opportunities Fund may borrow to hedge and/or create leverage in an attempt to increase the Fund's risk-adjusted performance. The WWW Global Internet Fund ceased offering its shares to the public effective December 30, 2002 and was fully liquidated as of June 30, 2003.

Each Fund offers three classes of shares (Class A, Class C and Class Y). A maximum sales charge (load) of 5.75% is imposed on the purchases of Class A shares for the WWW Internet Fund and the Growth Flex Fund. A maximum sales charge (load) of 6% is imposed on the purchases of Class A shares for the Market Opportunities Fund. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder service expenses. Each class has exclusive voting rights with respect to matters that effect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

When WWW Advisors, Inc., the Funds' Manager, determines that adverse market conditions exist, a Fund may adopt a temporary defensive posture and invest all or part of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. The taking of such a temporary defensive position may adversely affect the ability of a Fund to achieve its investment goal. There is the additional risk that any long position taken by the Funds' Manager may be ill-timed, causing the NAV of a Fund to be adversely affected.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

ESTIMATES- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

SECURITIES VALUATIONS- Portfolio securities, including covered call options if written by the Funds, are valued at the last sale price on the exchange or national securities market (U.S. or foreign) on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Manager in conformity with guidelines adopted by and subject to the review of the Board of Trustees.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

SHARE VALUATION- The net asset value of each Fund's class of shares is calculated daily by dividing the total value of the Fund's assets attributable to each class, less the Fund's liabilities attributable to each class, by the Fund's number of shares of each class outstanding. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining each class of each Fund's net asset value. Trust level expenses are allocated to each Fund based on its relative net assets.

SHORT SALES- The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

As of June 30, 2003, the Market Opportunities Fund had a liability of $45,010 (fair value) resulting from the short sale of 700 common stock shares of Cardinal Health Inc (proceeds $41,304).

BORROWING MONEY- The Board of Trustees has authorized each Fund to establish a secured line of credit agreement with its custodian, US Bank. For the WWW Internet Fund the aggregate principal amount is not to exceed the lesser of $2,350,000 or 33 1/3% of the Fund's Net Assets. For the Growth Flex Fund the aggregate principal amount is not to exceed the lesser of $300,000 or 33 1/3% of the Fund's Net Assets. For the Market Opportunities Fund the aggregate principal amount is not to exceed the lesser of $250,000 or 33 1/3% of the Fund's Net Assets. Interest is charged on the outstanding principal balance at a rate per annum equal to Prime (4.25% at June 30, 2003), payable monthly. For the year ended June 30, 2003, the WWW Internet Fund paid interest expense of $739, on an average borrowed amount of $46,379 at an average rate of 4.51%. During the year ended June 30, 2003, neither the Growth Flex Fund nor the Market Opportunities Fund participated in borrowing transactions.

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS- The Funds intend to distribute substantially all of their net investment income as dividends to its shareholders on an annual basis. The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year.

FEDERAL INCOME TAXES- The Funds intend to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. As of June 30, 2003, for U.S. federal income tax purposes, the WWW Internet Fund has capital loss carry-forwards of approximately $36,400,000, expiring in 2009; approximately $14,600,000, expiring in 2010; and approximately $4,000,000, expiring in 2011.

RECLASSIFICATION OF CAPITAL ACCOUNTS- For the year ended June 30, 2003, the WWW Internet Fund reclassified net investment losses of $413,729 against capital shares on the Statements of Assets and Liabilities. This reclassification was the result of permanent differences between financial statement and income tax reporting requirements and has no effect on the Funds' net asset value per share.

INVESTMENTS- The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

 2.    ILLIQUID SECURITIES
Securities held by the Funds may be illiquid, which means that a Fund may not be able to sell or dispose of the securities in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. Investments for which market quotations are not readily available, are valued at fair value as determined in good faith by the Funds' Manager in conformity with guidelines adopted by and subject to the review of the Board of Trustees. A Fund will not invest in illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets. At June 30, 2003, illiquid securities represented 5.56% of the WWW Internet Fund's net assets and 4.35% of the Growth Flex Fund's net assets.

 3.    INVESTMENT ADVISORY AGREEMENT
The Board of Trustees provides broad supervision over the affairs of the Funds. Pursuant to a Management Agreement between the Trust and WWW Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Funds and is responsible for the overall management of the business affairs of the Funds.

Under the terms of the Management Agreement, the WWW Internet Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage

--------------------------------------------------------------------------------

3. INVESTMENT ADVISORY AGREEMENT - CONTINUED change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to 0.50% per year of the value of the Fund's average daily net assets.

The Growth Flex Fund and Market Opportunities Fund have each agreed to pay the Manager a fee at the annual rate of 1.00% and 1.50%, respectively of the Fund's average daily net assets.

All expenses incurred in the operation of the Funds will be borne by the Funds, except to the extent specifically assumed by the Manager. The expenses to be borne by the Funds will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors, or employees of the of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and Fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Funds' Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

During the year ended June 30, 2003, the Manager voluntarily reimbursed expenses of the Growth Flex Fund and Market Opportunities Fund in the amounts of $1,823 and $2,344, respectively.

 4.    UNDERWRITING AGREEMENT
Interactive Planning Corp. (the "Distributor), an affiliated person of the Funds' Manager, is the principal underwriter of the Funds.

 5.    DISTRIBUTION AGREEMENT
Each Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plans") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Class A, Class C and Class Y shares pay a shareholder servicing and distribution fee at the annual rate of 0.50%, 1.00% and 0.50% of the average daily net assets attributable to the applicable class. These fees are used to make payments for administration, shareholder services, and marketing and distribution assistance, including compensation to the Manager, the Distributor, securities dealers and other organizations for providing distribution assistance, administration, accounting and shareholder services, and other promotion of the sales of the shares of each Fund.

--------------------------------------------------------------------------------

6.  CAPITAL SHARE TRANSACTIONS
Each Fund is authorized to issue an unlimited number of shares in an unlimited number of classes.

Capital share transactions of each Fund were as follows:
--------------------------------------------------------------------------------

                                    FOR THE YEAR ENDED          For the year ended
WWW INTERNET FUND                      JUNE 30, 2003               June 30, 2002
                                 -----------------------    -----------------------
CLASS C                            SHARES      AMOUNT          Shares       Amount
                                   ------      ------          ------       ------
SHARES SOLD                          405    $     2,100           --      $      --
SHARES REDEEMED
  (NET OF REDEMPTION FEES)          --             --             --             --
                                 -------    -----------      ---------    -----------
NET INCREASE                         405    $     2,100           --      $      --
                                 =======    ===========      =========    ===========

CLASS Y                           SHARES         AMOUNT         Shares         Amount
-------                           ------         ------         ------         ------
SHARES SOLD                      232,134    $   967,300        980,706    $ 6,761,950
SHARES REDEEMED
  (NET OF REDEMPTION FEES)      (436,587)    (1,759,311)    (1,388,844)    (9,476,295)
                                --------    -----------      ---------    -----------
NET DECREASE                    (204,453)   $  (792,011)      (408,138)   $(2,714,345)
                                ========    ===========      =========    ===========


                             FROM INCEPTION (MAY 5, 2003) TO
GROWTH FLEX FUND                      JUNE 30, 2003
                             --------------------------------
CLASS A                          SHARES           AMOUNT
-------                          ------           ------
SHARES SOLD                      22,718         $ 227,753
SHARES REDEEMED
(NET OF REDEMPTION FEES)         (4,336)          (43,355)
                                -------         ---------
NET INCREASE                     18,382         $ 184,398
                                =======         =========

CLASS C                          SHARES            AMOUNT
-------                          ------            ------
SHARES SOLD                       1,530         $  15,300
SHARES REDEEMED
(NET OF REDEMPTION FEES)           --                --
                                -------         ---------
NET INCREASE                      1,530         $  15,300
                                =======         =========

CLASS Y                          SHARES            AMOUNT
-------                          ------            ------
SHARES SOLD                      90,729         $ 907,967
SHARES REDEEMED
(NET OF REDEMPTION FEES)           (547)           (5,532)
                                -------         ---------
NET INCREASE                     90,182         $ 902,435
                                =======         =========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS - CONTINUED

                                                 FROM INCEPTION (MAY 6, 2003) TO
MARKET OPPORTUNITIES FUND                                JUNE 30, 2003
                                                 -------------------------------
CLASS A                                             SHARES           AMOUNT
-------                                             ------           ------
SHARES SOLD                                         15,196          $154,654
SHARES REDEEMED
(NET OF REDEMPTION FEES)                              --                --
                                                   -------          --------
NET INCREASE                                        15,196          $154,654
                                                   =======          ========

CLASS C                                             SHARES            AMOUNT
-------                                             ------            ------
SHARES SOLD                                          2,056          $ 21,500
SHARES REDEEMED
(NET OF REDEMPTION FEES)                              --                --
                                                   -------          --------
NET INCREASE                                         2,056          $ 21,500
                                                   =======          ========

CLASS Y                                             SHARES            AMOUNT
-------                                             ------            ------
SHARES SOLD                                         50,865          $522,285
SHARES REDEEMED
(NET OF REDEMPTION FEES)                              --                --
                                                   -------          --------
NET INCREASE                                        50,865          $522,285
                                                   =======          ========
7.  INVESTMENTS
For the year ended June 30, 2003, the WWW Internet Fund made $18,684,961 in purchases and $19,583,418 in sales of investment securities, other than short-term investments. The Growth Flex Fund made $1,065,226 in purchases and $172,458 in sales of investment securities, other than short-term investments and U.S. government obligations. The Market Opportunities Fund made $2,415,802 in purchases and $1,869,579 in sales of investment securities, other than short-term investments.

The U.S. federal income tax cost basis of the investments in securities owned by each Fund and the respective gross unrealized appreciation and depreciation at June 30, 2003, were as follows:

                                                                                           Net Unrealized
                                    Federal Income    Gross Unrealized   Gross Unrealized   Appreciation
                                    Tax Cost Basis      Appreciation      (Depreciation)   (Depreciation)
                                    --------------      ------------      --------------   --------------
WWW INTERNET FUND                   $  9,204,221       $ 2,022,874        $(1,323,009)       $  699,865
GROWTH FLEX FUND                    $  1,074,123       $    47,825        $   (12,437)       $   35,388
MARKET OPPORTUNITIES FUND           $    589,404       $    19,277        $   (21,991)       $   (2,714)


8.  RELATED PARTY TRANSACTIONS
The amounts listed on the Statements of Assets and Liabilities under the captions "Receivable from affiliated funds" and "Payable to affiliated funds" represent the amounts the Growth Flex Fund and Market Opportunities Fund owe to the WWW Internet Fund for Trust level expense allocations based on each Funds' relative net assets.

The amounts listed on the Statements of Assets and Liabilities under the caption "Receivable from adviser" represent the amounts the Adviser owes to the Growth Flex Fund and Market Opportunities Fund for expense reimbursements.

--------------------------------------------------------------------------------

8. RELATED PARTY TRANSACTIONS - CONTINUED
Certain owners/officers of WWW Advisors, Inc. (the "Manager"), are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any management and distribution fees paid to the Manager. For the year ended June 30, 2003, the amount paid or accrued by the WWW Internet Fund, Growth Flex Fund and Market Opportunities Fund for Management Fees was $55,627, $1,678 and $751, respectively. In addition, the Manager received distribution fees paid or accrued by Class Y shares of the WWW Internet Fund in the amount of $39,854.

Certain owners/officers of Interactive Planning Corp. (the "Distributor"), are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any sales commissions and distribution fees paid to the Distributor. During the year ended June 30, 2003, the Distributor received sales commission from the sale of Class A shares of the Growth Flex Fund and the Market Opportunities Fund in the amounts of $11,587 and $9,895, respectively; and, distribution fees paid or accrued by Class A shares of the Growth Flex Fund and the Market Opportunities Fund in the amounts of $135 and $95, respectively; distribution fees paid or accrued by Class C shares of the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund in the amounts of $1, $24 and $18, respectively; and distribution fees paid or accrued by Class Y shares of the Growth Flex Fund and the Market Opportunities Fund of $692 and $271, respectively.

Certain owners/officers of Capital Fund Services, Inc. (CFS), which provides transfer agent, accounting, and administration services to the Funds, are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any fees paid to CFS. For the year ended June 30, 2003, the fees paid or accrued by the Funds for such services amounted to $136,802. In addition, the Funds reimbursed CFS for certain out of pocket expenses incurred on behalf of the Funds totaling $90,207.

As of June 30, 2003, the WWW Internet Fund holds an investment, which represents 10% ownership of the outstanding voting rights in Collection Express Services, Inc (an affiliated issuer), a privately held company whose majority ownership is held by the brother of an owner of the Fund's Manager, who is also an owner, officer and Trustee of the Trust. As a result of the relationship with Collection Express, Inc during the year ended June 30, 2003 the Fund received, at no cost, a 10% interest in Credit Care Systems LLC, a development stage enterprise.

As of June 30, 2003, the WWW Internet Fund's investment in Owens Direct LLC (an affiliated issuer) represents 17.75% ownership of the outstanding voting rights. During the year ended June 30, 2003 the Fund realized a gain of $7,500 on subsequent sale transactions (75 units, proceeds $15,000, cost $7,500) with Owens Direct LLC.

INDEPENDENT ACCOUNTANTS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and
Board of Trustees
The WWW Funds
Lexington, Kentucky

We have audited the accompanying statements of assets and liabilities of The WWW Funds, an Ohio business trust, (comprising the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund) including the schedules of investments in securities, as of June 30, 2003; the related statements of operations and changes in net assets and financial highlights of the WWW Internet Fund for the year then ended; the related statements of operations and changes in net assets and financial highlights of the Growth Flex Fund for the period from inception (May 5, 2003) through June 30, 2003; and the related statements of operations and changes in net assets and financial highlights of the Market Opportunities Fund for the period from inception (May 6, 2003) through June 30, 2003. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements of the WWW Internet Fund as of June 30, 2002 and the related financial highlights for each of the four years in the period then ended, were audited by Berge & Company LTD, who merged with BKD, LLP as of December 1, 2002, and whose report dated August 8, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each the respective portfolios constituting The WWW Funds as of June 30, 2003, the results of their operations, the changes in their net assets and the financial highlights of the WWW Internet Fund for the year then ended, the Growth Flex Fund for the period from inception (May 5, 2003) through June 30, 2003 and the Market Opportunities Fund for the period from inception (May 6, 2003) through June 30, 2003 in conformity with accounting principles generally accepted in the United States of America.

BKD, LLP
Cincinnati, Ohio
August 1, 2003



TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------
NAME
ADDRESS
AGE
POSITION(S) HELD
TERM OF OFFICE/LENGTH OF TIME SERVED
#PORTFOLIOS IN FUND COMPLEX OVERSEEN
OTHER DIRECTORSHIPS HELD BY TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

INDEPENDENT TRUSTEES
ROBERT C. THURMOND                      Managing Director, ITF Global Partners, since 2003; Vice
4855 Gedney View                        President and General Manager of Quality Communications
Clinton, WA 98236                       Inc. (telecommunications consulting firm) from 1997-2001;
Age: 52                                 Director, Telecommunications Research Center of the
Trustee                                 University of Louisville from 1990-1997.
Indefinite/Since 1997
4
None

RICHARD T. DIDIEGO                      Director of Corporate Strategy and Business Development
2213 Palm Grove Court                   (since 1998) and Director of International Business
Lexington KY 40513                      Development (from 1996-1998) for Lexmark International, Inc.
Age: 44                                 (manufacturer and marketer of network and personal printers,
Trustee                                 multifunction devices and related document workflow solutions
Indefinite/Since 2000                   and services).
4
None

TERRY L. CHILDERS                       Gatton Endowed Chair in Electronic Marketing, University of
207 Catalpa Road                        Kentucky since 2001; Professor of Marketing, University of
Lexington KY 40502                      Minnesota from 1993-2000.
Age: 53
Trustee
Indefinite/Since 2002
4
None
INTERESTED TRUSTEES/OFFICERS
LAWRENCE S. YORK                        President of Capital Fund Services, Inc. (transfer agent,
131 Prosperous Place                    accounting and administrative service provider of the                    Trust)
Suite 17                                since 2001; President of Interactive Planning Corp.
Lexington KY 40509                      (broker/dealer) since 1999; President of WWW Advisors, Inc.
Age: 52                                 (Fund Manager) since 1996; President of Capital Advisors
Trustee, Chairman, President            Group, Inc. (investment advisor) since 1989.
Indefinite/Since 1996
4
Interactive Planning Corp. (B/D)

JAMES D. GREEN                          Sr. Product Manger, Microsoft Business Solutions, Retail
35517 S.E. English St.                  Division, since 2002; Vice President of Marketing of AfterBot
Snoqualmie, WA 98065                    (software company) from 2001-2002; Senior Consultant of i2
Age: 46                                 (software company) from 2000-2001; Director of E-Commerce
Trustee, Vice President, Treasurer      of NCR Corporation (point of sale hardware company) from
Indefinite/Since 1996                   1997-2000; Vice President of   WWW Advisors, Inc. (Fund
4                                       Manager) since 1996.
None

DIANE SNAPP                             Vice President and Secretary of Capital Fund Services, Inc.
131 Prosperous Place                    (transfer agent, accounting and administrative service provider
Suite 17                                of the Trust) since 2001; Secretary of Interactive Planning
Lexington KY 40509                      Corp. (broker-dealer) since 1999; Secretary of WWW Advisors,
Age: 40                                 Inc. (Fund Manager) since 1999; Secretary of Capital Advisors
Secretary                               Group, Inc. (investment adviser) since 1996.
Indefinite/Since 1999
N/A
N/A

ITEM 2.  CODE OF ETHICS.

      The code of ethics disclosure requirements are not applicable to the Registrant at this time because this annual report on Form N-CSR related to a fiscal year ended before July 15, 2003.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

      The audit committee financial expert disclosure requirements are not applicable to the Registrant at this time because this annual report on Form N-CSR is filed with respect to a fiscal year ended before July 15, 2003.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      The disclosure provisions of Item 4 of Form N-CSR are not applicable to the Registrant at this time because this annual report on Form N-CSR is filed with respect to a fiscal year ended on or before December 15, 2003.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

      Not applicable.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      Not applicable.


ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the Registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "Disclosure Controls and Procedures") within the 90-day period prior to the filing date (the "Filing Date") of this report on Form N-CSR and, the Registrant's President and Treasurer have concluded that (1) the Registrant's Disclosure Controls and Procedures are designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported by the Filing Date and (2) the Registrant's Disclosure Controls and Procedures include controls and procedures designed to ensure that information required to be disclosed by Registrant on Form N-CSR is accumulated and communicated to Registrant's management, including its President and Treasurer, as appropriate to allow timely decisions regarding required disclosure.

      (b) There were no changes in Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially effect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

      (a)(1) Not applicable at this time because this annual report on Form N-CSR is filed with respect to a fiscal year ended before July 15, 2003.

      (a)(2) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     WWW FUNDS

Date: August 23, 2003                                By:    /s/ Lawrence S. York
                                                     Name:  Lawrence S. York
                                                     Title: President


           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on its behalf by the registrant and in the capacities and on the dates indicated.


Date: August 23, 2003                                By:   /s/ Lawrence S. York
                                                     Name: Lawrence S. York
                                                     Title: President

Date: August 23, 2003                                By:   /s/ James D. Greene
                                                     Name:  James D. Greene
                                                     Title: Treasurer